16. Regulatory credits recoverable	12 Months Ended
Dec. 31, 2020
Regulatory Credits Recoverable
Regulatory credits recoverable
16.	Regulatory credits recoverable

 These refer to Fistel credit amounts arising from the reduction of the client base, which may be offset by future changes in the base, or used to reduce future obligations, and are expected to be used in the reduction of the TFF contribution (operating supervision fee) due to Fistel.

On December 31, 2020, this credit is R$ 43,906 (R$ 33,090 in 2019).